Prospectus Supplement dated April 6, 2005 to:                     223995 4/05
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PUTNAM HIGH YIELD TRUST
Prospectuses dated December 30, 2004

The sixth paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                                                   Positions Over      Dollar Range of
Portfolio Leader   Joined Fund  Employer           Past Five Years     Fund Shares Owned
----------------------------------------------------------------------------------------
Paul D. Scanlon    2002         Putnam Management  Team Leader, U.S.   $10,001 - $50,000
                                1999 - Present     High Yield

                                                   Previously, Portfolio
                                                   Manager; Analyst
----------------------------------------------------------------------------------------
                                                   Positions Over      Dollar Range of
Portfolio Member   Joined Fund  Employer           Past Five Years     Fund Shares Owned
----------------------------------------------------------------------------------------
Rosemary H.        2002         Putnam Management  Senior Portfolio    $0
Thomsen                         1986 - Present     Manager
----------------------------------------------------------------------------------------
